Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 17 – Income taxes

British Virgin Islands

KRHL and SGGL are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Singapore

The Company’s subsidiaries incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first approximately $8,000 (SGD 10,000) taxable income and 50% of the next approximately $144,000 (SGD 190,000) taxable income are exempted from income tax.

Malaysia

The Company’s subsidiary incorporated in Malaysia is governed by the income tax laws of Malaysia and the income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Income Tax Act of Malaysia, enterprises that incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis.

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Singapore	$(378,777)	$(203,411)	$(3,942,542)
Malaysia	(673,036)	-	-
Foreign	(16,590,349)	(8,231,370)	(21,086,152)
Total loss (income) before income taxes	$(17,642,162)	$(8,434,781)	$(25,028,694)

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Current	$-	$-	$27,439
Deferred	(4,379)	-	(48,228)
Provision (benefit) for income taxes	$(4,379)	$-	$(20,789)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Singapore statutory income tax rate	17.0%	17.0%	17.0%
Tax rate difference outside Singapore (1)	1.7%	(16.6)%	(14.2)%
Taxable income below exemption threshold	0.0%	0.0%	0.0%
Change in valuation allowance	(1.0)%	(0.4)%	(1.9)%
Others (2)	(17.7)%	0.0%	(0.8)%
Effective tax rate	0.0%	0.0%	0.1%

(2)	Others mainly consisted of impairment loss of $14,755,560 on intangible assets from the Company’s subsidiary CK Health, which is non-deductible under local tax law.

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2024	December 31, 2023

Deferred Tax Assets
Valuation allowance for credit losses	$411	$426
Net operating loss carry forwards	675,460	544,385
Lease liabilities	32,849	20,574
Less: valuation allowance*	(676,318)	(545,099)
Total deferred tax assets, net	$32,402	$20,286

Deferred Tax Liabilities
Right of use assets	$(32,402)	$(20,286)
Amortization of intangible assets	(76,700)	-
Total deferred tax liabilities	(109,102)	(20,286)
Deferred tax assets/(liabilities), net	$(76,700)	$-

*	The valuation allowance on all deferred tax assets increased by $131,219 from December 31, 2023 to December 31, 2024.

As of December 31, 2024 and 2023, the Company had net operating losses carry forward (including temporary taxable difference of bad debt expense) of approximately $3.7 million and $3.2 million, respectively, from the Company’s Singapore and Malaysia subsidiaries. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely, while the net operating losses from the Malaysia subsidiary can be carried forward of ten years. Due to the limited operating history of certain Singapore and Malaysia subsidiaries, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses (including temporary taxable difference of bad debt expense) of approximately $0.7 million and $0.5 million related to Singapore and Malaysia subsidiaries as of December 31, 2024 and 2023, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the years ended December 31, 2024, 2023 and 2022.

Taxes payable consist of the following:

	December 31, 2024	December 31, 2023

GST taxes payable	$260,243	$192,956
Income taxes payable	2,801	15,699
Totals	$263,044	$208,655

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)